Geological event - Alagoas (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2020
IfrsStatementLineItems [Line Items]
Description of reparation for social-environmental	allocating R$1,580 for the adoption of actions and measures in vacated areas, urban mobility and social compensation actions, of which R$300 going to indemnification for social damages and collective pain and suffering and possible contingencies related to the actions in the vacated areas and urban mobility actions. On June 30, 2022, the Company filed with MPF the social diagnosis report and the respective social action plan that will support the definition of measures to be adopted. Until December 31, 2023, 24 actions have already been approved. The current provision amount is R$1,369 (2022: R$1,567).
Amount assigned to lawsuit	R$ 1,000,000
Initial amount			R$ 3,100,000
Pledging amount			20,500,000
Action amount			R$ 27,600,000
Lawsuit compensation	1,700,000
Action amount settlement	1,900,000
Homogeneous moral damages suffered, in the amount	50
Homogeneous loss of profits	132
Compensation for collective moral damages	100
Compensation for collective material damages	R$ 750
Attorney fees	20.00%
Claims amount	R$ 1,900,000
Likelihood loss	1,600,000
Likelihood possible claims	321,000
Payment for fishermen	1,946,000
Updated value of lawsuit	1,460,000	R$ 1,430,000
Amount pledged for lawsuit	R$ 1,400,000
Description of individual actions	Braskem was defendant in several other actions, that, in aggregate, involve the amount of R$1.4 billion (2022: R$1 billion), filed in Brazil and abroad, seeking the payment of indemnifications directly or indirectly related to the geological event in Maceió.
Technical Cooperation Agreement [Member]
IfrsStatementLineItems [Line Items]
Provision accrued amount	R$ 1,583,000	1,367,000
Description of reparation for residents	In June 2019, the Company was informed of the Public-Interest Civil Action claiming the payment of indemnification for damages caused to the buildings and the residents of areas affected in the Pinheiro district and surrounding areas, in the total minimum amount of R$6.7 billion, with initial request for provisional measure to freeze the Company’s financial and other assets in the same amount. Successive orders to freeze funds resulted in the court blocking of R$3.7 billion in assets in 2019, and the unfreezing occurred in January 2020. Once the case was sent to the Federal Courts, the Federal Prosecution Office started to participate in the action.
Alagoas State Federal Prosecution Office [Member] | Technical Cooperation Agreement [Member]
IfrsStatementLineItems [Line Items]
Net of adjustment to present value	R$ 1,353,000	R$ 2,087,000